Shareholder Report, Average Annual Return (Details)	8 Months Ended	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2026
C000261806
Average Annual Return [Line Items]
Line Graph and Table Measure Name		DF Tactical 30 ETF
Without Sales Load [Member] | C000261806
Average Annual Return [Line Items]
Average Annual Return, Percent	28.84%
Syntax US Mega Cap 100 Total Return Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Syntax US Mega Cap 100 Total Return Index (USD)
Syntax US LargeCap 500 Total Return Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Syntax US LargeCap 500 Total Return Index (USD)
DF Risk-Managed Tactical Top 30 Total Return Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		DF Risk-Managed Tactical Top 30 Total Return Index (USD)
DF Tactical Top 30 Total Return Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		DF Tactical Top 30 Total Return Index (USD)